Goodwill (Tables)	6 Months Ended
Jun. 30, 2016
Goodwill
	Six months ended	Year ended
	June 30,	December 31,
	2016	2015
	(in thousands)

Opening balance	$588,434	$463,324
Current period acquisitions (Note 3)	-	133,123
Prior period acquisitions (Note 3)	5,773	4,418
Foreign exchange movement	(3,779)	(12,431)

Closing balance	$590,428	$588,434